Interim Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Jan. 31, 2015	Jan. 31, 2014
Net sales	$ 317,748	$ 145,790	$ 938,157	$ 430,590	$ 557,212	$ 639,107
Cost of sales	249,274	132,447	664,081	668,253	800,695	587,639
Gross profit (loss)	68,474	13,343	274,076	(237,663)	(243,483)	51,468
Operating Expenses
General and administrative expenses	3,371,705	2,928,788	8,670,296	4,379,802	6,690,553	2,830,661
Foreign exchange	1,778	6,790	729	18,764	26,323	14,426
Total operating expenses	3,373,483	2,935,578	8,671,025	4,398,566	6,716,876	2,845,087
Operating loss	(3,305,009)	(2,922,235)	(8,396,949)	(4,636,229)	(6,960,359)	(2,793,619)
Other income (expense)
Interest expense	(133,432)	(116,760)	(494,788)	(218,118)	(465,618)	(77,381)
Accretion of debt discounts and finance charges	(94,980)	19,863	(300,252)	(2,263,122)	(2,425,697)	(737,595)
Derivative expense	0	0	0	(12,028,383)	(12,028,383)	(170,500)
Gain (loss) on extinguishment of debt	0	15,555	0	(810,765)	(810,765)	(468,753)
Debt conversion expense	0	0	0	(309,011)	(309,011)	0
Fair value mark-to-market adjustments	0	10,231,200	708,900	(2,773,982)	1,921,568	9,358
Total other income (expense)	(228,412)	10,149,858	(86,140)	(18,403,381)	(14,117,906)	(1,444,871)
Net income (loss) for the period	$ (3,533,421)	$ 7,227,623	$ (8,483,089)	$ (23,039,610)	$ (21,078,265)	$ (4,238,490)
Net income (loss) per share
Basic	$ (2.08)	$ 7.94	$ (6.51)	$ (25.94)	$ (23.33)	$ (5.70)
Diluted	$ (2.08)	$ (0.59)	$ (6.51)	$ (25.94)	$ (23.33)	$ (5.70)
Weighted average shares outstanding
Basic	1,695,437	910,089	1,302,714	888,265	903,659	785,463
Diluted	1,695,437	4,901,600	1,302,714	888,265	903,659	785,463